DWS Equity 500 Index Fund Annual Fund Operating Expenses - DWS Equity 500 Index Fund	Apr. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.23%	[1]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.20%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.29%	[1]
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.20%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.32%	[1]
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.25%

[1]	The table and Example below reflect the expenses of both the fund and the Portfolio.